Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
10.	Stock-Based Compensation
On December 6, 2012, the Company adopted the 2012 equity incentive plan (the “Plan”) under which the Company may grant stock options to purchase shares of its common stock to certain employees and nonemployees of the Company. The Plan was amended on February 3, 2021 to increase the maximum aggregate number of shares which may be subject to options issued to 14,431,692. As of June 30, 2021, there were 267,794 shares available for grant under the Plan. In April 2021, the Company increased its authorized shares of common stock to 80,000,000 shares.
The following table summarizes stock option activity for employees under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at January 1, 2021	10,537,623	$3.27	7.9
Granted	2,296,277	8.31
Exercised	(257,830)	2.28
Forfeited, canceled, or expired	(201,739)	4.71

Options outstanding at June 30, 2021	12,374,331	4.21	7.8

Vested and expected to vest at June 30, 2021	11,027,381	4.11	7.7
Exercisable at June 30, 2021	5,477,466	3.17	6.4
The aggregate intrinsic value of options exercised by employees during the six months ended June 30, 2021 was $2,399. The Company received $673 and $2 in cash proceeds from options exercised during the six months ended June 30, 2021 and 2020, respectively. The aggregate fair value of options vested during the six months ended June 30, 2021 and 2020 was $6,476 and $222, respectively. The weighted-average grant date fair value of options granted for the six months ended June 30, 2021 and 2020 was $4.96 and $1.67, respectively. The aggregate intrinsic value of options outstanding as of June 30, 2021 and December 31, 2020 was $130,360 and $7,330, respectively. The aggregate intrinsic value of options exercisable as of June 30, 2021 and December 31, 2020 was $63,348 and $6,446, respectively
.
The following table summarizes stock option activity for
non-employees
under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at January 1, 2021	225,067	$1.31	4.5
Granted	—
Exercised	(76,667)	1.15
Forfeited, canceled, or expired	(103,400)	0.76

Options outstanding at June 30, 2021	45,000	2.83	6.4

Vested and expected to vest at June 30, 2021	52,897	2.67	5.5
Exercisable at June 30, 2021	50,083	2.62	5.3
The aggregate intrinsic value of
non-employee
options outstanding as of June 30, 2021 and December 31, 2020 was $536 and $599 respectively. There were no non-employee
options granted during the six months ended June 30, 2021. The weighted-average grant date fair value of non-employee
options granted during the six months ended June 30, 2020 was $2.03. The aggregate intrinsic value of non-employee
options vested during the six months ended June 30, 2021 and 2020 was $17 and $1, respectively.
The following table summarizes the components of total stock-based compensation expense based on roles and responsibilities of the employees within the Condensed Consolidated Statements of Operations:

	Six Months Ended June 30,
	2021	2020
Cost of revenue	$44	$17
Research and development	1,253	443
Sales and marketing	728	145
General and administrative	2,476	315

	$4,501	$920

As of June 30, 2021, stock-based compensation expense not yet recognized was $14,828, which is expected to be recognized over a weighted-average period of 1.3 years.

11.	Stock-Based Compensation
On December 6, 2012, the Company adopted the 2012 equity incentive plan (the “Plan”) under which the Company may grant stock options to purchase shares of its common stock to certain employees and nonemployees of the Company. The Plan was amended on August 28, 2020 to increase the maximum aggregate number of shares which may be subject to options issued to 12,681,692. As of December 31, 2020, there were 627,332 shares available for grant under the Plan.
The vesting period for stock option grants is generally over a four-year period from the date of the grant and exercisable for up to 10 years. The exercise price per share of stock options shall be equal to the fair market value of the common stock at the grant date. As there is no public market for the Company’s common stock, the Company’s Board of Directors with the assistance of a third-party valuation specialist, determined the fair value of the Company’s common stock at the time of each grant of stock options by considering a number of objective and subjective factors, including the Company’s actual operating and financial performance, market conditions and performance of comparable publicly-traded companies, developments and milestones in the Company, the likelihood of achieving a liquidity event and transactions involving the Company’s common stock and any adjustments necessary to recognize the lack of marketability of the common stock underlying the granted options, among other factors. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide,
Valuation of Privately Held Equity Securities Issued as Compensation.
Upon termination of employment and service agreement, all unvested and unexercised shares are returned to the Plan.
The following table summarizes stock option activity for employees under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at December 31, 2018	7,093,394	$2.67	7.9
Granted	1,679,342	3.50
Exercised	(20,224)	1.80
Forfeited, canceled, or expired	(685,698)	2.56

Options outstanding at December 31, 2019	8,066,814	2.86	7.8
Granted	3,683,015	3.94
Exercised	(36,055)	2.08
Forfeited, canceled, or expired	(1,176,151)	2.55

Options outstanding at December 31, 2020	10,537,623	3.27	7.9

Vested and expected to vest at December 31, 2020	9,040,826	3.21	7.7
Exercisable at December 31, 2020	4,510,574	2.70	6.3
The aggregate intrinsic value of options exercised by employees as of December 31, 2020 and 2019, was $68 and $33, respectively. The aggregate fair value of options vested as of December 31, 2020 and 2019 was $934 and $1,054, respectively. The Company received $75 and $46 in cash proceeds from options exercised during the years ended December 31, 2020 and 2019, respectively. The weighted-average grant date fair value of options granted for the years ending December 31, 2020 and 2019 was $2.37 and $1.56, respectively. The aggregate intrinsic value of options outstanding as of December 31, 2020 and 2019 was $7,330 and $5,754, respectively. The aggregate intrinsic value of options exercisable as of December 31, 2020 and 2019 was $6,446 and $4,820, respectively.
The following table summarizes stock option activity for
non-employees
under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at December 31, 2018	235,067	$1.39	6.6
Granted	—
Exercised	(3,125)	3.38
Forfeited, canceled, or expired	(16,875)	3.38

Options outstanding at December 31, 2019	215,067	1.20	5.3
Granted	10,000	3.57

Options outstanding at December 31, 2020	225,067	1.31	4.5

Vested and expected to vest at December 31, 2020	224,673	1.30	4.5
Exercisable at December 31, 2020	219,650	1.25	4.4
The aggregate intrinsic value of nonemployee options outstanding as of December 31, 2020 and 2019, was $599 and $509 respectively. The weighted-average grant date fair value of nonemployee options granted for the year ending December 31, 2020, was $3. No options were granted to non-employees
during the year ended December 31, 2019. The aggregate fair value of non-employee
options vested as of December 31, 2020 and 2019 was $6 and $4, respectively.
The following table summarizes the components of total stock-based compensation expense based on roles and responsibilities of the employees within the Consolidated Statements of Operations:

	Year Ended December 31,
	2020	2019
Cost of revenue	$39	$35
Research and development	1,000	827
Sales and marketing	327	246
General and administrative	794	782

	$2,160	$1,890

As of December 31, 2020, stock-based compensation expense not yet recognized was $17,342, which is expected to be recognized over a weighted-average period of 1.6 years.
The fair value of stock-based compensation was estimated using the Black-Scholes option-pricing model requiring the use of subjective valuation assumptions and inputs, including the expected stock price volatility. The Company’s options have characteristics significantly different from those of traded options, and changes in input assumptions can materially affect the fair value estimates.
The fair value of all stock-based compensation was estimated using the following assumptions at the date of the grant:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.4% - 1.5%	1.5% - 2.6%
Expected volatility factor	44.9% - 68.4%	41.0% - 43.9%
Expected option life	5.1 - 6.8 years	5.5 - 6.8 years
Expected forfeitures	14.19%	15.14%
Expected dividend yield	—	—
The weighted-average grant date fair value of options granted during the years ended December 31, 2020 and 2019 was $2.37 per share and $1.52 per share, respectively. The expected life of the options represents the weighted-average period that the stock options are expected to remain outstanding. The risk-free interest rate is based on a treasury instrument for which the term is consistent with the expected life of the stock options. As there was no public market for the Company’s common stock, the Company determined the expected volatility for options granted using an average of the historical volatility measures of a peer group of companies. Expected forfeitures have been estimated based on historical experience. The expected dividend yield is assumed to be zero because the Company has never declared or paid cash dividends on its common stock and does not anticipate doing so in the foreseeable future.